Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development, net	$ (1,612)	$ (1,953)	$ (4,594)	$ (5,852)	$ (7,736)	$ (6,153)
General and administrative	(932)	(1,521)	(3,193)	(4,361)	(5,545)	(5,204)
Operating loss	(2,544)	(3,474)	(7,787)	(10,213)	(13,281)	(11,357)
Financing income, net	98	6	201	43	118	44
Capital loss					(5)
Net loss	$ (2,446)	$ (3,468)	$ (7,586)	$ (10,170)	$ (13,168)	$ (11,313)
Basic net loss per share	$ (0.21)	$ (0.49)	$ (0.79)	$ (1.43)	$ (1.81)	$ (1.59)
Diluted net loss per share	$ (0.21)	$ (0.49)	$ (0.79)	$ (1.43)	$ (1.81)	$ (1.59)
Basic weighted average common shares outstanding	11,707,317	7,108,133	9,653,337	7,108,133	7,260,344	7,108,133
Diluted weighted average common shares outstanding	11,707,317	7,108,133	9,653,337	7,108,133	7,260,344	7,108,133